DLA Piper Rudnick Gray Cary US LLP 701 Fifth Avenue Suite 7000 Seattle, Washington 98104-7044
O	206.839.4823
F	206.839.4801
W	www.dlapiper.com

May 2, 2006

Via EDGAR

Filing Clerk

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northstar Neuroscience, Inc.
Amendment No. 3 to Registration Statement on Form S-1
Registration No. 333-132135
Filed May 2, 2006

Ladies and Gentlemen:

On behalf of our client, Northstar Neuroscience, Inc., enclosed please find Amendment No. 3 to Registration Statement on Form S-1 filed in connection with the proposed initial public offering of the common stock of Northstar Neuroscience, Inc.

If you have any questions, please contact me at (206) 839-4823.

Very truly yours,

DLA Piper Rudnick Gray Cary US LLP

/s/ Mark F. Hoffman
Mark F. Hoffman mark.hoffman@dlapiper.com

Enclosures

cc:	Dr. Alan J. Levy (Northstar Neuroscience, Inc.)
Mr. Raymond N. Calvert (Northstar Neuroscience, Inc.)
Mr. Trenton C. Dykes, Esq.

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